Exhibit 99.1

CNH Equipment Trust 2007-A
$228,000,000 Class A-1 5.26338% Asset Backed Notes due April 4, 2008
$311,000,000 Class A-2 5.13% Asset Backed Notes due October 15, 2009
$270,000,000 Class A-3 4.99% Asset Backed Notes due October 15, 2010
$358,000,000 Class A-4 Floating Rate Asset Backed Notes due September 17, 2012
$33,000,000 Class B 5.09% Asset Backed Notes due June 16, 2014
$0 Asset Backed Certificate
Please contact Kathy Aber at 262-636-7706 with any questions regarding this report or email abs@cnh.com
For additional information consult http://investors.cnh.com
Cutoff Date			8/31/2007
	Date Added		2/28/2007	3/31/2007	4/30/2007	5/31/2007
	Pool	Period	Pool 1	Pool 2	Pool 3	Pool 4
	Scheduled Cashflows	0	3,449,864.23	562,293.87	129,086.65	0.00
		1	11,311,267.97	2,671,190.07	802,777.07	0.00
		2	23,826,050.91	2,562,263.28	859,625.37	0.00
		3	35,297,240.25	2,728,246.22	789,500.32	0.00
		4	50,375,974.70	3,315,423.91	1,046,389.15	0.00
		5	40,449,453.96	3,180,324.62	855,995.77	0.00
		6	20,752,001.62	13,430,338.60	716,579.50	0.00
		7	11,505,542.67	19,313,970.59	6,482,403.88	0.00
		8	10,412,970.68	2,682,582.13	3,912,367.97	0.00
		9	10,325,354.64	2,374,096.89	639,517.57	0.00
		10	10,951,667.02	2,528,045.29	732,263.95	0.00
		11	10,969,308.25	2,490,223.19	707,133.44	0.00
		12	10,353,107.69	2,676,278.45	674,448.40	0.00
		13	12,707,642.89	2,930,921.23	895,885.96	0.00
		14	23,585,521.36	2,555,619.99	813,367.83	0.00
		15	34,839,575.16	2,648,441.63	762,313.60	0.00
		16	49,911,228.09	3,101,834.39	1,080,322.56	0.00
		17	39,604,568.65	3,139,175.28	832,363.89	0.00
		18	19,996,210.38	13,317,254.19	696,323.00	0.00
		19	10,555,640.81	19,116,023.58	6,466,652.68	0.00
		20	9,472,784.24	2,492,490.02	3,867,336.10	0.00
		21	9,267,020.09	2,183,012.54	596,903.64	0.00
		22	9,780,746.80	2,306,237.67	683,002.20	0.00
		23	9,832,775.13	2,292,856.40	653,997.72	0.00
		24	9,223,932.88	2,483,145.99	623,332.91	0.00
		25	11,414,946.68	2,703,236.44	843,872.15	0.00
		26	22,202,384.76	2,347,936.15	750,332.45	0.00
		27	32,854,980.00	2,428,703.44	713,570.09	0.00
		28	47,640,874.27	2,826,275.58	1,021,947.23	0.00
		29	35,872,683.48	2,931,113.68	716,975.55	0.00
		30	16,352,631.31	12,514,996.08	649,899.67	0.00
		31	7,046,268.07	18,200,899.30	6,354,150.59	0.00
		32	6,038,124.45	1,706,058.53	3,608,795.18	0.00
		33	5,678,997.51	1,392,265.14	331,597.72	0.00
		34	6,117,915.93	1,477,222.94	407,461.58	0.00
		35	6,161,996.04	1,478,810.69	377,546.68	0.00
		36	5,533,549.88	1,580,549.62	341,711.19	0.00
		37	7,512,149.31	1,774,484.53	493,157.66	0.00
		38	16,500,591.04	1,505,747.15	493,441.41	0.00
		39	24,847,030.71	1,578,110.48	446,784.46	0.00
		40	34,646,745.92	2,030,155.96	682,504.73	0.00
		41	27,335,932.12	1,936,364.42	409,737.47	0.00
		42	12,003,161.77	9,352,264.41	397,907.41	0.00
		43	5,150,190.72	13,409,908.34	4,296,809.42	0.00
		44	4,294,061.92	1,233,878.66	2,866,885.12	0.00
		45	3,931,807.55	991,926.76	206,764.12	0.00
		46	4,299,983.25	1,074,472.59	285,498.09	0.00
		47	4,400,259.31	1,063,270.69	251,796.19	0.00
		48	3,740,287.28	1,120,161.58	224,783.61	0.00
		49	6,525,051.96	1,312,837.22	317,053.33	0.00
		50	14,502,997.73	1,177,607.33	304,194.82	0.00
		51	21,604,819.70	1,123,916.89	301,607.30	0.00
		52	27,205,453.30	1,492,891.93	719,084.30	0.00
		53	20,109,879.69	1,516,891.77	281,453.69	0.00
		54	6,988,040.79	7,569,142.87	270,214.86	0.00
		55	907,057.51	10,173,221.38	3,270,597.12	0.00
		56	506,131.26	255,074.18	2,084,054.06	0.00
		57	521,664.92	83,294.70	22,404.91	0.00
		58	563,517.35	57,371.25	58,555.67	0.00
		59	658,829.36	73,637.30	19,391.55	0.00
		60	322,810.68	105,400.51	27,304.00	0.00
		61	818,984.18	134,941.24	53,601.78	0.00
		62	1,808,355.33	75,171.28	77,330.12	0.00
		63	3,337,174.56	96,976.56	38,837.52	0.00
		64	4,365,053.69	146,603.47	187,023.05	0.00
		65	3,716,866.35	197,463.23	32,488.46	0.00
		66	877,444.28	1,426,074.20	26,489.20	0.00
		67	0.00	1,569,476.10	616,325.10	0.00
		68	0.00	0.00	388,785.84	0.00
		69	0.00	0.00	0.00	0.00
		70	0.00	0.00	0.00	0.00
		71	0.00	0.00	0.00	0.00
		72	0.00	0.00	0.00	0.00
		73	0.00	0.00	0.00	0.00
		74	0.00	0.00	0.00	0.00
		75	0.00	0.00	0.00	0.00
		76	0.00	0.00	0.00	0.00
		77	0.00	0.00	0.00	0.00
		78	0.00	0.00	0.00	0.00

Total Amount of Scheduled Cashflow		Total	955,675,136.99	236,329,096.59	72,590,617.58	0.00
Discount Rate			7.000%	7.000%	7.000%	7.000%
Beginning Contract Value			860,309,127.32	208,510,910.85	63,487,473.97	0.00
Scheduled Contract Value Decline			8,224,061.02	1,931,102.27	417,226.32	0.00
Unscheduled Contract Value Decline			19,836,268.81	2,637,018.79	610,692.50	0.00
Additional Contract Value Added			0.00	0.00	0.00	0.00
Ending Contract Value			832,248,797.48	203,942,789.79	62,459,555.15	0.00

CNH Equipment Trust 2007-A
$228,000,000 Class A-1 5.26338% Asset Backed Notes due April 4, 2008
$311,000,000 Class A-2 5.13% Asset Backed Notes due October 15, 2009
$270,000,000 Class A-3 4.99% Asset Backed Notes due October 15, 2010
$358,000,000 Class A-4 Floating Rate Asset Backed Notes due September 17, 2012
$33,000,000 Class B 5.09% Asset Backed Notes due June 16, 2014
$0 Asset Backed Certificate
Dated Date (30/360)	8/15/2007
Dated Date (act/360)	8/15/2007
Scheduled Payment Date	9/15/2007
Actual Payment Date	9/17/2007
Days in accrual period (30/360)	30
Days in accrual period (act/360)	33
1 month LIBOR Rate	5.61125%

Collateral Summary
Wtd. Average Discount Rate	7.000%
Beginning Contract Value	1,132,307,512.15
Scheduled Contract Value Decline	10,572,389.62
Unscheduled Contract Value Decline	23,083,980.10
Additional Contract Value Purchased	0.00
Ending Contract Value	1,098,651,142.43

Beginning Pre-funding Account Balance	0.00
Ending Pre-funding Account Balance	0.00

Total Beginning Balance (Pool Balance + Pre-funding Account Balance)	1,132,307,512.15
Total Ending Balance (Pool Balance + Pre-funding Account Balance)	1,098,651,142.43

Collections and Reinvestment Income
Receipts During the period (net of servicer’s liquidation expenses)	$40,105,513.92

Warranty Repurchases
Contracts deferred beyond Final Scheduled Maturity Date	$0.00
Government obligors	$0.00
Total Warranty Repurchases	$0.00

Total Collections For The Period	$40,105,513.92

Reinvestment Income (excluding Pre-funding Account)	$228,365.95
Reinvestment Income on Pre-funding Account)	$0.00

Net Swap Receipts	$378,100.21
Net Swap Termination Payments due Trust from the Swap CounterParty	$0.00

Total Collections + Reinvestment Income For The Period + Swap Receipt	$40,711,980.08

Other—Back-Up Servicing Account Investment Earnings	$657.51

Swap Termination Payments due to Swap CounterParty	$0.00
Prior Swap Termination Payment Shortfall	$0.00
Total Swap Termination Payment due to Swap CounterParty	$0.00

CNH Equipment Trust 2007-A
$228,000,000 Class A-1 5.26338% Asset Backed Notes due April 4, 2008
$311,000,000 Class A-2 5.13% Asset Backed Notes due October 15, 2009
$270,000,000 Class A-3 4.99% Asset Backed Notes due October 15, 2010
$358,000,000 Class A-4 Floating Rate Asset Backed Notes due September 17, 2012
$33,000,000 Class B 5.09% Asset Backed Notes due June 16, 2014
$0 Asset Backed Certificate
Actual Payment Date		General		Party Receiving	9/17/2007
		Purpose of		Fee or Expense
Calculation of Distributable Amounts		Fee or Expense		Amount
Backup Servicer Engaged?					YES
Current Backup Servicing Fee Due					$18,871.79
Past Due Backup Servicing Fee					$0.00
Total Backup Servicing Fee Due		Provide for backup servicer		SST	$18,871.79

CNH or SST?					CNH
Current Servicing Fee Due					$943,589.59
Past Due Servicing Fee					$0.00
Total Servicing Fee Due		Provide for servicer as required		NH Credit Company LLC	$943,589.59
Current Administration Fee Due			$500.00		$166.67
Past Due Administration Fee					$0.00
Total Administration Fee Due		Provide for trust administrator		CNH Capital America LLC	$166.67
Reimburseable Expenses of the Backup Servicer Due					$0.00
Past Due Reimburseable Expenses of the Backup Servicer					$0.00
Total Reimburseable Expenses of the Backup Servicer Due		To cover expenses of backup servicer		SST	$0.00
Reimburseable Expenses of the Servicer Due					$0.00
Past Due Reimburseable Expenses of the Servicer					$0.00
Total Reimburseable Expenses of the Servicer Due		To cover expenses of servicer		NH Credit Company LLC	$0.00
Total Principal Balance of Notes (Beginning of Period)					$1,132,307,512.15
A-1 notes Beginning Principal balance					$160,307,512.15
A-2 notes Beginning Principal balance					$311,000,000.00
A-3 notes Beginning Principal balance					$270,000,000.00
A-4 notes Beginning Principal balance					$358,000,000.00
B notes Beginning Principal balance					$33,000,000.00
		Coupon/	Swap Adj.
	Type	Spread	Coupon	Daycount
A-1 notes Current Interest Due	Fix	5.26338%	5.26338%	act/360	$773,446.07
A-2 notes Current Interest Due	Fix	5.13000%	5.13000%	30/360	$1,329,525.00
A-3 notes Current Interest Due	Fix	4.99000%	4.99000%	30/360	$1,122,750.00
A-4 notes Current Interest Due	Flt	0.04000%	4.94500%	act/360	$1,854,551.88
B notes Current Interest Due	Fix	5.09000%	5.09000%	30/360	$139,975.00

A-1 notes Past Due Interest					$0.00
A-2 notes Past Due Interest					$0.00
A-3 notes Past Due Interest					$0.00
A-4 notes Past Due Interest					$0.00
B notes Past Due Interest					$0.00

A-1 notes Interest Due on Past Due Interest					$0.00
A-2 notes Interest Due on Past Due Interest					$0.00
A-3 notes Interest Due on Past Due Interest					$0.00
A-4 notes Interest Due on Past Due Interest					$0.00
B notes Interest Due on Past Due Interest					$0.00

A-1 notes Total Interest Due					$773,446.07
A-2 notes Total Interest Due					$1,329,525.00
A-3 notes Total Interest Due					$1,122,750.00
A-4 notes Total Interest Due					$1,854,551.88
B notes Total Interest Due					$139,975.00
		1 Month LIBOR
		Fixed Coupon
A-1 Net Swap Payment Due		0.00000%			$0.00
A-2 Net Swap Payment Due		0.00000%			$0.00
A-3 Net Swap Payment Due		0.00000%			$0.00
A-4 Net Swap Payment Due		4.90500%			$0.00
B Net Swap Payment Due		0.00000%			$0.00

A-1 Net Swap Payment Past Due					$0.00
A-2 Net Swap Payment Past Due					$0.00
A-3 Net Swap Payment Past Due					$0.00
A-4 Net Swap Payment Past Due					$0.00
B Net Swap Payment Past Due					$0.00

A-1 Interest on Swap Payment Past Due					$0.00
A-2 Interest on Swap Payment Past Due					$0.00
A-3 Interest on Swap Payment Past Due					$0.00
A-4 Interest on Swap Payment Past Due					$0.00
B Interest on Swap Payment Past Due					$0.00

A-1 Total Net Swap Payment Due					$0.00
A-2 Total Net Swap Payment Due					$0.00
A-3 Total Net Swap Payment Due					$0.00
A-4 Total Net Swap Payment Due					$0.00
B Total Net Swap Payment Due					$0.00

A-1 Net Swap Receipt					$0.00
A-2 Net Swap Receipt					$0.00
A-3 Net Swap Receipt					$0.00
A-4 Net Swap Receipt					$378,100.21
B Net Swap Receipt					$0.00

A-1 notes Principal Due					$33,656,369.72
A-2 notes Principal Due					$0.00
A-3 notes Principal Due					$0.00
A-4 notes Principal Due					$0.00

Class B notes Principal Due					$0.00

Total notes Interest Due					$5,220,247.95
Total notes Principal Due					$33,656,369.72
Net Swap/Termination Payment Due					-$378,100.21
Total notes Distributable Amount					$38,498,517.46

CNH Equipment Trust 2007-A
$228,000,000 Class A-1 5.26338% Asset Backed Notes due April 4, 2008
$311,000,000 Class A-2 5.13% Asset Backed Notes due October 15, 2009
$270,000,000 Class A-3 4.99% Asset Backed Notes due October 15, 2010
$358,000,000 Class A-4 Floating Rate Asset Backed Notes due September 17, 2012
$33,000,000 Class B 5.09% Asset Backed Notes due June 16, 2014
$0 Asset Backed Certificate
Actual Payment Date	9/17/2007

Cash Available for Distribution
Total Collections + Reinvestment Income For The Period	$40,711,980.08

Beginning Negative Carry Account	$0.00
Deposits from Negative Carry Account to Distribution Account	$0.00

Beginning Spread Account Balance	$29,999,999.98
Additional Deposit to Spread Account from Pre-funding	$0.00
Deposits from Spread Account to Distribution Account	$0.00

Beginning Principal Supplement Account	$0.00
Deposits from Principal Supplement Account to Distribution Account	$0.00

Beginning Pre-Funding Account Balance	$0.00
Deposits from Pre-funding Account to Distribution Account	$0.00

Total Cash Available	$40,711,980.08

Cash Allocation (Cashflow Waterfall)		Available
		Cash
Backup Servicing Fee Paid	$18,871.79
Backup Servicing Fee Shortfall	$0.00
		40,693,108.29
Servicing Fee Paid	$943,589.59
Servicing Fee Shortfall	$0.00
		$39,749,518.70
Administration Fee Paid	$166.67
Administration Fee Shortfall	$0.00
		$39,749,352.03
Net Swap Payment Paid	$0.00
Net Swap Payment Shortfall	$0.00

Remaining Cash Available to Pay Note Interest & Swap Termination Payment		$39,749,352.03

Cash Available to Pay Note Interest	$39,749,352.03
Cash Available to Pay Termination Payment	$0.00

Class A-1 notes Interest Paid	$773,446.07
Class A-2 notes Interest Paid	$1,329,525.00
Class A-3 notes Interest Paid	$1,122,750.00
Class A-4 notes Interest Paid	$1,854,551.88
		$34,669,079.08
Class A-1 notes Interest Shortfall	$0.00
Class A-2 notes Interest Shortfall	$0.00
Class A-3 notes Interest Shortfall	$0.00
Class A-4 notes Interest Shortfall	$0.00

Swap Termination Payment Paid	$0.00
Swap Termination Payment Shortfall	$0.00
		$34,669,079.08
Class B notes Interest Paid	$139,975.00
Class B notes Interest Shortfall	$0.00
		$34,529,104.08
Class A-1 notes Principal Paid	$33,656,369.72
Class A-2 notes Principal Paid	$0.00
Class A-3 notes Principal Paid	$0.00
Class A-4 notes Principal Paid	$0.00
Class B notes Principal Paid	$0.00

Deposits to Spread Account	$0.00
		$872,734.36
		$872,734.36
Total Principal Balance of Notes (End of Period)	$1,098,651,142.43
A-1 notes Ending Principal balance	$126,651,142.43
A-2 notes Ending Principal balance	$311,000,000.00
A-3 notes Ending Principal balance	$270,000,000.00
A-4 notes Ending Principal balance	$358,000,000.00
B notes Ending Principal balance	$33,000,000.00

Release to Seller as Excess	$872,734.36	$872,734.36

CNH Equipment Trust 2007-A
$228,000,000 Class A-1 5.26338% Asset Backed Notes due April 4, 2008
$311,000,000 Class A-2 5.13% Asset Backed Notes due October 15, 2009
$270,000,000 Class A-3 4.99% Asset Backed Notes due October 15, 2010
$358,000,000 Class A-4 Floating Rate Asset Backed Notes due September 17, 2012
$33,000,000 Class B 5.09% Asset Backed Notes due June 16, 2014
$0 Asset Backed Certificate
Actual Payment Date					9/17/2007

Summary and Factors					Amount	Factor	Per/$1000
Total Principal Balance of Notes (Beginning of Period)					$1,132,307,512.15	0.9435896	$943.59
A-1 notes Beginning Principal balance					$160,307,512.15	0.7031031	$703.10
A-2 notes Beginning Principal balance					$311,000,000.00	1.0000000	$1,000.00
A-3 notes Beginning Principal balance					$270,000,000.00	1.0000000	$1,000.00
A-4 notes Beginning Principal balance					$358,000,000.00	1.0000000	$1,000.00
B notes Beginning Principal balance					$33,000,000.00	1.0000000	$1,000.00

Total Principal Balance of Notes (End of Period)		WAL			$1,098,651,142.43	0.9155426	$915.54
A-1 notes Ending Principal balance		0.46	$228,000,000.00		$126,651,142.43	0.5554875	$555.49
A-2 notes Ending Principal balance		1.10	$311,000,000.00		$311,000,000.00	1.0000000	$1,000.00
A-3 notes Ending Principal balance		2.00	$270,000,000.00		$270,000,000.00	1.0000000	$1,000.00
A-4 notes Ending Principal balance		3.35	$358,000,000.00	97.25%	$358,000,000.00	1.0000000	$1,000.00
B notes Ending Principal balance		3.91	$33,000,000.00	2.75%	$33,000,000.00	1.0000000	$1,000.00

Class A-1 notes Interest Paid					$773,446.07	0.0033923	$3.39
Class A-2 notes Interest Paid					$1,329,525.00	0.0042750	$4.28
Class A-3 notes Interest Paid					$1,122,750.00	0.0041583	$4.16
Class A-4a notes Interest Paid					$1,854,551.88	0.0051803	$5.18
Class B notes Interest Paid					$139,975.00	0.0042417	$4.24

Class A-1 notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-2 notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-3 notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-4 notes Interest Shortfall					$0.00	0.0000000	$0.00
Class B notes Interest Shortfall					$0.00	0.0000000	$0.00

Class A-1 notes Principal Paid					$33,656,369.72	0.1476157	$147.62
Class A-2 notes Principal Paid					$0.00	0.0000000	$0.00
Class A-3 notes Principal Paid					$0.00	0.0000000	$0.00
Class A-4 notes Principal Paid					$0.00	0.0000000	$0.00
Class B notes Principal Paid					$0.00	0.0000000	$0.00

Negative Carry Account
Negative Carry		1.75000%	3/16/2007		4.0495%
Negative Carry Days Remaining			7/15/2007		0
Required Negative Carry Account					$0.00
Beginning Negative Carry Account					$0.00
Negative Carry Account Withdrawals to Distribution Account					$0.00
Negative Carry Released to Seller					$0.00
Ending Negative Carry Account Balance					$0.00

Spread Account
Required Spread Account Deposit (Add Loans)			2.50%		$0.00
Spread Account Test—3 Month Average Delinquency Ratio					0.0155%
Spread Account Test—Cumulative Net Loss Ratio					0.0428%

Spread Account Test Met	Original	March 31, 2009	September 30, 2009	March 31, 2010	NO
Required Spread Account Target	2.50%	2.25%	2.00%	1.50	$30,000,000.00

Required Spread Account					$30,000,000.00
Beginning Spread Account Balance					$29,999,999.98
Additional Deposit to Spread Account from Pre-funding					$0.00
Spread Account Withdrawals to Distribution Account					$0.00
Spread Account Deposits from Excess Cash					$0.00
Spread Account Released to Seller					$0.00
Ending Spread Account Balance					$29,999,999.98

Principal Supplement Account
Required Principal Supplement Account Balance					$0.00
Beginning Principal Supplement Account Balance					$0.00
Additional Deposit to Principal Supplement Account from Pre-funding					$0.00
Principal Supplement Account Withdrawals to Distribution Account					$0.00
Principal Supplement Account Released to Seller					$0.00
Ending Principal Supplement Account					$0.00

Pre-funding Account
Beginning Pre-funding Account Balance					$0.00
New Contract Value Purchased					$0.00
Deposits to Spread Account					$0.00
Deposits to Principal Supplement Account					$0.00
Release to Seller for Purchased Amount					$0.00
Excess Release to Noteholders for Unpurchased Amount
Ending Pre-funding Account Balance					$0.00

Purchases	Units	Cut-Off Date	Closing Date	Original Pool Balance

Initial Purchase	22,292	2/28/07	3/16/07	913,825,383.21
Subsequent Purchase #1	5,837	3/31/07	4/11/07	220,423,204.17
Subsequent Purchase #2	2,060	4/30/07	5/9/07	65,751,411.84
Total	30,189			1,199,999,999.22

Backup Servicer Account
Backup Servicer Account Initial Deposit					$150,000.00
Backup Servicer Account Beginning Balance					$147,575.88
Backup Servicer Account Expenses					$0.00
Backup Servicer Account Investment Earnings					$657.51
Backup Servicer Account Investment Earnings—Released to Seller					$0.00
Ending Backup Servicer Account Balance					$148,233.39
Total Release to Seller					$1,816,490.62

“The Administrator hereby directs the Indenture Trustee to pay on the Payment Date set forth above from the Certificate Distribution Account to the Certificateholders, on a pro rata basis, zero payment .”

[

Spread Account Triggers
Average Delinquency Ratio Test*
Payment Date
Mar-09	2.50%
Sep-09	3.00%
Mar-10	3.50%
Second Prior Month Delinquency Ratio			0.0105%
Prior Month Delinquency Ratio			0.0193%
Current Month Delinquency Ratio			0.0166%
3 Month Average Delinquency Ratio			0.0155%

Test				Variance	Trigger
Current Distribution Date			9/15/2007
(1) Is current distribution month March, 2009 or September, 2009, or March, 2010?			NO
(2) Is the 3 Month Average Delinquency Ratio < Specified Percentage for specified month?			NO	-0.0155%	0.00%
If both (1) and (2) are “YES” then see Cumulative Net Loss Ratio			NO

Cumulative Net Loss Ratio Test**
Payment Date
Mar-09		0.55%
Sep-09		0.65%
Mar-10		0.75%

Cumulative Net Loss Ratio			0.0428%

Test				Variance	Trigger
(1) Is current distribution month March, 2009 or September, 2009, or March, 2010?			NO
(2) Is the Cumulative Net Loss Ratio < Specified Percentage for specified month?			NO	-0.0428%	0.00%
If both (1) and (2) are “YES” then see next test below			NO

If the 3 Month Average Delinquency and Cumulative Net Loss Ratio tests are met, then spread account reduces to 2.25% at March 2009 and/or 2.00% at September 2009 and/or 1.50% at March 2010			NO

DEFINITIONS:

Average Delinquency Ratio Test*

On any payment date will be the average of the Delinquency Ratios for the preceding three calendar months. The
Delinquency Ratio for any calendar month means the ratio, expressed as a percentage, of (a) the sum, for all of the receivables, of all scheduled payments that are 60 days or more past due (other than Purchased Receivables and liquidated receivables) as of the end of such month, determined in accordance with the servicer’s then-current practices, to (b) the Pool Balance as of the last day of such month.

Cumulative Net Loss Ratio Test**

The Cumulative Net Loss Ratio on any payment date will be the ratio, expressed as a percentage, of (a) the aggregate
Realized Losses on the receivables since their cutoff date through the last day of the related calendar month, to (b) the sum of (i) the Pool Balance as of the initial cutoff date and (ii) the sum of the Contract Values of all receivables purchased with amounts on deposit in the pre-funding account, each as of the related cutoff date for the related receivable.

[

POOL STATISTICS

Collateral Composition

Number of Loans at Beginning of Period		29,402
Number of Loans at End of Period		29,020

Weighted Average Coupon on Receivables		3.93
Weighted Average Original Term on Receivables		53.29
Weighted Average Remaining Term on Receivables		45.42

Pool Factor		0.91554
Prepayment Amount—Monthly		23,083,980.10
Prepayment Amount—Life-to Date		46,526,814.60

Collateral Performance

Contractural Delinquency: (Excluding Liquidated and Purchased Contracts)		Count	%	Amount	%
< 31 Days delinquent		1,954	6.73%	70,295,779.00	6.40%
31-60 Days delinquent		152	0.52%	7,798,431.37	0.71%
61-90 Days delinquent		55	0.19%	2,214,856.10	0.20%
91-120 Days delinquent		20	0.07%	1,089,152.80	0.10%
121-150 Days delinquent		14	0.05%	726,992.60	0.07%
151-180 Days delinquent		10	0.03%	400,006.05	0.04%
181 + Days delinquent		11	0.04%	635,911.17	0.06%
TOTAL	(Delinquency data is for total contract balance past due)	2,216	7.64%	83,161,129.09	7.57%

Scheduled Amounts 30—59 days past due		$312,331.82	0.03%
Scheduled Amounts 60 days or more past due		$182,875.66	0.02%

Losses on Liquidated Receivables		Month $	Month #	LTD $	LTD #

Gross Losses (1)		$(7,622.00)	11	$514,125.82	43
Recoveries (2)		$10.58	1	$10.58	1
Net Losses (Gross Losses less Recoveries)		$(7,632.58)	12	$514,115.24	44

Net Loss as % of the Average Portfolio Balance		-0.001%		-0.001%
Net Loss as a % of the Initial Deal Size		-0.001%		0.043%
Average Net Loss on all assets that have experienced a net loss		(636.05)		11,684.44

Realized Losses

Net Losses on Liquidated Receivables		($7,632.58)	0.00%
Write Down Amount on 180 Day Receivables		$14,084.89
Monthly Realized Losses (Total)		$6,452.31

Cumulative Net Losses on Liquidated Receivables		$514,115.24	0.05%
Cumulative Write Down Amount on 180 Day Receivables		$74,489.15
Cumulative Realized Losses (Total)		$588,604.39

Repossession Inventory and 180-Day Receivables

Repossessed Equipment not Sold or Reassigned (Beginning)		$1,123,896.43
Repossessed Equipment not Sold or Reassigned (End)		$1,019,820.91

Balance of 180 Day Receivables (Beg of month)		$151,010.66
Balance of 180 Day Receivables (End of month)		$186,222.88

(1) The realizable estimated loss at the time of repossession or full charge-off if written off without a repossession
(2) Recovery of any estimated loss amount after the sale of repossessed equipment or from the defaulted obligor.
(3) Sum of the monthly loss number of accounts will not equal the life-to-date number of accounts due to loss activity on the same account in multiple months. Duplicate accounts in multiple months have been removed.

STATEMENTS TO NOTEHOLDERS

1 Has there been a material change in practices with respect to charge offs, collection and management of
delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other		NO
practices on delinquency and loss experience ?

2 Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or		NO
payments during the Collection Period ?

3 Have there been any material breaches of representations, warranties or covenants contained in the Receivables ?		NO

4 Has there been an issuance of notes or other securities backed by the Receivables ?		NO

5 Has there been a material change in the underwriting, origination or acquisition of Receivables ?		NO